Provisions for Retirement Benefit Obligations - Breakdown of actuarial gains and losses recognized in comprehensive income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Demographic changes	€ 14	€ 32	€ (14)
Changes in actuarial assumptions	(63)	(129)	45
Total	€ (49)	€ (96)	€ 31
Discount rate	0.35%	0.70%	1.60%
Maximum
Disclosure of defined benefit plans [line items]
Discount rate			1.60%